Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Cash Flows (Details) - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Statements of Cash Flows [Line Items]
Net loss	¥ (195,963)	$ (27,356)	¥ (289,670)	¥ (43,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	174,073	24,300	284,592	41,791
Compensation expenses associated with stock options	1,371	191
Other non-cash adjustments	(16)	(2)	6
Changes in operating assets and liabilities:
Other receivables and other current asset	(432)	(60)	(401)	(731)
Other payables and accrued expense	15,207	2,123	163	(218)
Net cash used in operating activities	(5,760)	(804)	(5,310)	(2,735)
Cash flows from investing activities:
Purchase of short term investment	(4,155)	(580)
Payment for purchase of addition shares of subsidiary	(7,516)	(1,049)
Proceed from sales of shares of a subsidiary	3,643	509
Capital contribution to a subsidiary	(719)	(100)		(6,952)
Net cash used in investing activities	(8,747)	(1,220)		(6,952)
Cash flows from financing activities:
Proceeds on exercise of stock options			44,968
Proceeds of issuance of ordinary shares	3,001	419
Payment for purchase of non-controlling interests			(20,623)
Payment for repurchase of ordinary shares			(10,028)
Net cash generated from financing activities	3,001	419	14,317
Net (decrease) increase in cash and cash equivalents	(11,506)	(1,605)	9,007	(9,687)
Cash and cash equivalents and restricted cash at beginning of year	11,792	1,646	2,605	11,732
Cash and cash equivalents and restricted cash at the end of the year	243	35	11,792	2,605
Effect of exchange rate changes on cash and cash equivalents	¥ (43)	$ (6)	¥ 180	¥ 560